License Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
License Agreement [Abstract]
License Agreements
11. License Agreements
UT Health Science Center at San Antonio (“UTHSCSA”) License Agreement
On December 31, 2021, the Company entered into a Patent and
Know-How
License Agreement (the “UTHSCSA License Agreement”) with The University of Texas Health Science Center at San Antonio (“UTHSCSA”), pursuant to which UTHSCSA granted the Company an irrevocable, perpetual, exclusive, fully paid-up
license, with the right to sublicense and to make, develop, commercialize and otherwise exploit certain patents, know-how
and technology related to the development of biodegradable alginate microspheres (“BAM”) containing nanoliposomes loaded with imaging and/or therapeutic payloads.
NanoTx License Agreement
On March 29, 2020, the Company and NanoTx, Corp. (“NanoTx”) entered into a Patent and
Know-How
License Agreement, pursuant to which NanoTx granted the Company an irrevocable, perpetual, exclusive,

fully
paid-up
license, with the right to sublicense and to make, develop, commercialize and otherwise exploit certain patents, know-how
and technology related to the development of radiolabeled nanoliposomes.
The transaction terms included an upfront payment of $0.4 million in cash and $0.3 million in the Company’s voting stock. The transaction terms also included success-based milestone and royalty payments contingent on key clinical, regulatory and sales milestones, as well as the requirement to pay 15% of any non-dilutive
monetary awards or grants received from external agencies to support product development of the nanoliposome encapsulated BMEDA-chelated radioisotope, which includes grants from CPRIT. As of September 30, 2025, the Company accrued $0.3 million of payments due to NanoTx as a result of the CPRIT Grant proceeds received (see Note 7, Grant Revenue of the condensed consolidated financial statements for additional information).

8.
License Agreements
UT Health Science Center at San Antonio (“UTHSCSA”) License Agreement
On December 31, 2021, the Company entered into a Patent and
Know-How
License Agreement with UTHSCSA, pursuant to which UTHSCSA granted the Company an irrevocable, perpetual, exclusive, fully paid-up
license, with the right to sublicense and to make, develop, commercialize and otherwise exploit certain patents, know-how
and technology related to the development of biodegradable alginate microspheres containing nanoliposomes loaded with imaging and/or therapeutic payloads.
NanoTx License Agreement
On March 29, 2020, the Company and NanoTx, Corp. (“NanoTx”) entered into a Patent and
Know-How
License Agreement (the “NanoTx License Agreement”), pursuant to which NanoTx granted the Company an irrevocable, perpetual, exclusive, fully paid-up
license, with the right to sublicense and to make, develop, commercialize and otherwise exploit certain patents, know-how
and technology related to the development of radiolabeled nanoliposomes.
The transaction terms included an upfront payment of $0.4 million in cash and $0.3 million in the Company’s voting stock. The transaction terms also included success-based milestone and royalty payments contingent on key clinical, regulatory and sales milestones, as well as the requirement to pay 15% of any non-dilutive
monetary awards or grants received from external agencies to support product development of the nanoliposome encapsulated BMEDA-chelated radioisotope, which includes grants from the Cancer Prevention & Research Institute of Texas (“CPRIT”). As of December 31, 2024, the Company accrued $1.0 million of payments due to NanoTx as a result of the CPRIT grant received (Note 11).